Leases (Schedule of Maturity of Lease Liabilities Under Our Non-cancelable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2023	$ 126
2024	93
Total future minimum lease payments	219
Less imputed interest:	(5)
Operating Lease, Liability, Total	$ 214	$ 343